Inventories (Details) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Inventory, Net [Abstract]
Metals in process	$ 231	$ 267
Gold on hand (dore/bullion)	81	91
Ore stockpiles	314	512
Uranium oxide and sulfuric acid	9	11
Supplies	438	412
Total gross inventory - short-term	1,073	1,293
Less: Materials on the leach pad	(131)	(128)
Total Short-term inventory	942	1,165
Inventory, Noncurrent [Abstract]
Metals in process	486	445
Ore stockpiles	118	180
Inventory Gross Long Term	604	625
Less: Materials on the leach pad	(486)	(445)
Total Long-term inventory	$ 118	$ 180